Notes Payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 28, 2020	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020	Feb. 21, 2020
Notes Payable (Details) [Line Items]
Accrued interest		$ 3,593
Outstanding principal balance		20,000
Principal amount	$ 300,000	300,000
Aggregate purchase share (in Shares)	500,000
Commitment fee share (in Shares)	250,000
Additional commitment fee share (in Shares)	250,000
Net amount	$ 265,000
Fixed interest percentage	12.00%
debt discount	$ 300,000
Interest expense	73,151
Payments	$ 184,800
Default interest rate	24.00%
Warrant exercise price (in Dollars per share)	$ 1.2
Notes payable		$ 320,000		$ 650,000
PromissoryNotesMember
Notes Payable (Details) [Line Items]
Loaned amount					$ 20,000
Description of non-convertible promissory note		The February Note bears interest at a fixed rate of 12% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the maturity date.